CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities:
Net loss	$ (376)	$ (122)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	1,251	1,020
Stock-based compensation		159
Increase in deferred tax	450	(52)
Increase in trade receivables, net	(113)	(4,048)
Decrease (increase) in other accounts receivable and prepaid expenses	(171)	(355)
Increase in inventories, net	(389)	(32)
Increase in other non-current assets		(10)
Increase (decrease) in trade payables	(65)	(64)
Increase in employees and payroll accruals	(637)	377
Increase (decrease) in accrued severance pay	(32)	(36)
Increase in accrued expenses and other liabilities, related parties and liability for earn-out	(1,514)	(1,258)
Net cash used in operating activities	(1,596)	(4,421)
Cash flows from investing activities:
Purchase of property and equipment		(74)
Purchase of Intangible assets
Decrease (Increase) in severance pay fund	19	(14)
Capitalization of software development costs	(405)	(450)
Net cash provided by (used in) investing activities	(386)	(538)
Cash flows from financing activities:
Short-term bank loan, net
Proceeds from exercise of options and warrants, net		17
Long-term Debt, Net	3,086	3,902
Related parties	(384)	1,490
Liability for future earn-out	(30)	(60)
Net cash provided by (used in) financing activities	2,672	5,349
Increase (decrease) in cash, cash equivalents and restricted cash	690	390
Cash, cash equivalents and restricted cash at the beginning of the year	1,210	2,801
Cash, cash equivalents and restricted cash at the end of the period	$ 1,900	$ 3,191